Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 721,570	$ 1,225,010
Accounts receivable, net	1,264,529	1,423,999
Prepaid expenses	210,334	187,639
Other current assets	172,721	151,105
Total Current Assets	2,369,154	2,987,753
PROPERTY, PLANT AND EQUIPMENT
Structures, net	1,850,884	1,890,693
Other property, plant and equipment, net	1,114,980	1,146,161
INTANGIBLE ASSETS AND GOODWILL
Indefinite-lived intangible - licenses	2,423,659	2,423,979
Indefinite-lived intangible - permits	1,070,333	1,070,720
Other intangibles, net	1,668,361	1,740,792
Goodwill	4,206,959	4,216,085
OTHER ASSETS
Other assets	814,821	816,530
Total Assets	15,519,151	16,292,713
CURRENT LIABILITIES
Accounts payable	104,534	133,226
Accrued expenses	686,163	776,055
Accrued interest	151,146	180,572
Deferred income	191,013	172,672
Other current liabilities	114,485	137,889
Current portion of long-term debt	68,351	381,728
Total Current Liabilities	1,315,692	1,782,142
Long-term debt	20,357,790	20,365,369
Deferred income taxes	1,596,704	1,689,876
Other long-term liabilities	458,668	450,517
Commitments and contingent liabilities (Note 6)
SHAREHOLDER'S DEFICIT
Noncontrolling interest	293,127	303,997
Common Stock	500	500
Additional paid-in capital	2,136,632	2,135,342
Accumulated deficit	(10,484,749)	(10,281,746)
Accumulated other comprehensive loss	(155,213)	(153,284)
Total Shareholder's Deficit	(8,209,703)	(7,995,191)
Total Liabilities and Shareholder's Deficit	$ 15,519,151	$ 16,292,713